Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued contingent payments related to new acquisitions	$ 7,400
Fair value adjustments to existing accruals	3,000
Settlements of contingent consideration obligations	$ 4,200
Fair Value, Measurements, Recurring | Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability		$ 159